Expense Example - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund - Fidelity Global Equity Income Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201